New and Amended Accounting Standards and Interpretations - Additional Information (Detail) - USD ($) $ in Millions	Jul. 01, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase in lease liabilities		$ 3,443	$ 715
Right-of-use assets		$ 3,047	$ 492
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Increase in lease liabilities	$ 2,300
Right-of-use assets	2,200
Adjustments for net increase decrease in other assets and liabilities	$ 100
Weighted average incremental borrowing rate	2.10%